Restricted cash and cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2021
Restricted cash and cash and bank balances
Schedule of cash and cash equivalents

	2020	2021
	RMB’000	RMB’000

Restricted cash	8,712	—

	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	38,852	35,685
Time deposit	5,279	3,000
Cash on hand	253	604
Total	44,384	39,289

Schedule of cash and cash equivalents for consolidated statement

	2020	2021
	RMB’000	RMB’000
Cash and cash equivalents	44,384	39,289

Schedule of cash and cash equivalents denominated in currencies

	2020	2021
	RMB’000	RMB’000
RMB	33,478	31,021
US dollars	18,199	7,125
Hong Kong dollars	567	6
Singapore dollars	852	1,137
	53,096	39,289